Expense Example - iShares Infrastructure Active ETF - iShares Infrastructure Active ETF	Nov. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 192